Share-Based Compensation - Summary of NES Activities under 2006 and 2016 Share Incentive Plan (Detail) - $ / shares	12 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted-average grant date fair value, Granted	$ 108.38	$ 52.75	$ 82.75
2006 and 2016 Share Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of NES, Beginning balance	1,908,900
Number of NES, Granted	181,715
Number of NES, Vested	(690,366)
Number of NES, Forfeited	(143,744)
Number of NES, Ending balance	1,256,505	1,908,900
Number of NES, vested and expect to vest at May 31, 2020	1,256,505
Weighted-average grant date fair value, Beginning balance	$ 66.89
Weighted-average grant date fair value, Granted	0
Weighted-average grant date fair value, Vested	0
Weighted-average grant date fair value, Forfeited	0
Weighted-average grant date fair value, Ending balance	70.73	$ 66.89
Weighted-average grant date intrinsic value, Beginning balance	66.89
Weighted-average grant date intrinsic value, Granted	0
Weighted-average grant date intrinsic value, Vested	0
Weighted-average grant date intrinsic value, Forfeited	0
Weighted-average grant date intrinsic value, Ending balance	$ 70.73	$ 66.89